Fair Value (Schedule Of Face And Fair Value Of Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Face Value	$ 2,345.3	$ 2,005.3
Fair Value	2,482.2	2,281.2
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	1,540.3	1,205.3
Fair Value	1,663.7	1,436.2
Fixed Rate [Member]
Debt Instrument [Line Items]
Face Value	2,088.4	1,955.3
Fair Value	2,225.3	2,231.2
Fixed Rate [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	1,283.4	1,155.3
Fair Value	1,406.8	1,386.2
Variable Rate [Member]
Debt Instrument [Line Items]
Face Value	256.9	50.0
Fair Value	256.9	50.0
Variable Rate [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Face Value	256.9	50.0
Fair Value	$ 256.9	$ 50.0